Discontinued operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued operations
Net sales	€ 23,315	€ 22,563	€ 23,147
Cost of sales	(14,989)	(14,117)	(14,008)
Gross profit	8,326	8,446	9,139
Research and development expenses	(4,411)	(4,620)	(4,916)
Selling, general and administrative expenses	(3,101)	(3,463)	(3,615)
Operating profit/(loss)	485	(59)	16
Financial income and expenses	(341)	(313)	(537)
Profit (loss) before tax	156	(360)	(510)
(Loss)/profit for the year from Discontinued operations	(7)	214	(21)
Discontinued operations
Discontinued operations
Selling, general and administrative expenses	(6)	(9)	(7)
Other income and expenses	(1)	17	(15)
Operating profit/(loss)	(7)	8	(22)
Financial income and expenses	(5)	81	6
Profit (loss) before tax	(12)	89	(16)
Income tax benefit/(expense)	(1)	125	(10)
Profit/(loss) for the year, ordinary activities	(13)	214	(26)
Gain (loss) on the sale, net of tax	6		5
(Loss)/profit for the year from Discontinued operations	(7)	€ 214	(21)
Discontinued operations | HERE Business
Discontinued operations
Gain (loss) on the sale, net of tax	(1)		€ 5
Discontinued operations | D&S Business
Discontinued operations
Gain (loss) on the sale, net of tax	€ 7